SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Dec. 31, 2025 USD ($)
Pioneer Bank, National Association 401(k) Savings Plan
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allowance for credit losses	$ 0